Income taxes - Income Tax (Expense) Benefit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Deferred tax (expense)	€ (9)	€ (11)	€ (80)
Income tax benefit (expense)	€ (9)	€ (11)	€ (80)